SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years		10 years
Stock Issued During Period, Value, Issued for Services			$ 565,569	$ 286,575
Share-based Compensation	$ 254,870		565,569	286,575
Stock Issued During Period, Shares, Purchase of Assets (in Shares)	36,018
Stock Issued During Period, Value, Purchase of Assets	$ 17,649	$ 0	50,723	0
Cash, FDIC Insured Amount			250,000
Allowance for Doubtful Accounts Receivable			17,450	0
Advertising Expense			8,516	15,427
Accounts Payable and Accrued Liabilities, Current	$ 481,858		$ 452,710	$ 390,530
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			65,000	0
Shares Issued for Services #1, Consultant [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	2,000		17,646
Stock Issued During Period, Value, Issued for Services	$ 1,420		$ 30,000
Shares Issued for Services #1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	15,000			6,466
Stock Issued During Period, Value, Issued for Services	$ 10,650			$ 14,955
Shares Issued for Services #2, Consultant [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	500,000		15,000
Stock Issued During Period, Value, Issued for Services	$ 242,800		$ 23,400
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life			15 years
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage			94.00%	95.00%
Customer Concentration Risk [Member] | Customer 1 [Member] | Sales Revenue, Net [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage			33.00%	72.00%
Customer Concentration Risk [Member] | Customer 2 [Member] | Sales Revenue, Net [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage			28.00%	23.00%
Customer Concentration Risk [Member] | Customer 3 [Member] | Sales Revenue, Net [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage			32.00%